Consolidated Statements of Stockholders Equity (Parentheticals) (USD $) In Millions, except Per Share data	12 Months Ended
	May 31, 2011	May 31, 2010	May 31, 2009
Consolidated Statements Of Equity Parenthetical [Abstract]
Foreign currency translation adjustment, tax	$ 2.9	$ 41.3	$ 13.3
Net actuarial (loss) gain tax	21.7	34.0	31.2
Dividends per share	$ 0.20	$ 1.50	$ 0.20
Adoption of new defined benefit pension and postretirement measurement guidance tax			$ 0.2